Finance lease obligations (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Future minimum lease payments	₨ 210,302	₨ 577,646
Interest	24,337	58,427
Present value minimum lease payments	185,965	519,219
Not later than one year [member]
Future minimum lease payments	104,916	367,620
Interest	15,830	34,137
Present value minimum lease payments	89,086	333,483
Later than one year and not later than five years [member]
Future minimum lease payments	105,386	210,026
Interest	8,507	24,290
Present value minimum lease payments	₨ 96,879	₨ 185,736